Fair Value (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Purchased	$ 7,808,877	$ 10,568,922
Operating lease obligations	371,258
Finance lease obligations	3,198,108
Fair Value Level 2
Cash and cash equivalents	0	0
Debt securities AFS	132,942,000	151,443,000
Restricted equity securities	2,629,000	1,642,000
Commercial & industrial	0	709
Purchased	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	1,165,000	1,262,000
Accrued interest receivable	4,472,000	4,247,000
Other deposits	986,544,000	894,823,000
Brokered deposits	13,899,000
Short-term advances	41,505,000
Long-term advances	31,104,000
Short-term borrowings		9,000,000
Long-term borrowings		45,415,000
Repurchase agreements	48,944,000	36,256,000
Operating lease obligations	371,000	443,000
Finance lease obligations	3,198,000	3,425,000
Subordinated debentures	12,750,000	12,719,000
Accrued interest payable	2,409,000	1,082,000
Fair Value Level 1
Cash and cash equivalents	110,940,000	20,435,000
Debt securities AFS	26,755,000	39,263,000
Restricted equity securities	0	0
Commercial & industrial	0	0
Purchased	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0
Short-term advances	0
Long-term advances	0
Short-term borrowings		0
Long-term borrowings		0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 3
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	120,746,000	116,287,000
Purchased	7,488,000	10,055,000
Commercial real estate	442,059,000	382,045,000
Municipal	64,702,000	51,791,000
Residential real estate - 1st lien	202,531,000	188,650,000
Residential real estate - Jr lien	34,923,000	30,745,000
Consumer	3,055,000	3,295,000
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0
Short-term advances	0
Long-term advances	0
Short-term borrowings		0
Long-term borrowings		0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Carrying Amount
Cash and cash equivalents	110,940,000	20,435,000
Debt securities AFS	159,697,000	190,706,000
Restricted equity securities	2,629,000	1,642,000
Commercial & industrial	123,320,000	120,589,000
Purchased	7,787,000	10,532,000
Commercial real estate	465,643,000	409,332,000
Municipal	66,919,000	54,331,000
Residential real estate - 1st lien	216,683,000	206,849,000
Residential real estate - Jr lien	35,400,000	31,238,000
Consumer	3,027,000	3,289,000
MSRs (1)	704,000	787,000
Accrued interest receivable	4,472,000	4,247,000
Other deposits	987,832,000	896,968,000
Brokered deposits	13,813,000
Short-term advances	41,500,000
Long-term advances	31,100,000
Short-term borrowings		9,000,000
Long-term borrowings		45,600,000
Repurchase agreements	48,944,000	36,256,000
Operating lease obligations	371,000	443,000
Finance lease obligations	3,198,000	3,425,000
Subordinated debentures	12,887,000	12,887,000
Accrued interest payable	2,409,000	1,082,000
Fair Value
Cash and cash equivalents	110,940,000	20,435,000
Debt securities AFS	159,697,000	190,706,000
Restricted equity securities	2,629,000	1,642,000
Commercial & industrial	120,746,000	116,996,000
Purchased	7,488,000	10,055,000
Commercial real estate	442,059,000	382,045,000
Municipal	64,702,000	51,791,000
Residential real estate - 1st lien	202,531,000	188,650,000
Residential real estate - Jr lien	34,923,000	30,745,000
Consumer	3,055,000	3,295,000
MSRs (1)	1,165,000	1,262,000
Accrued interest receivable	4,472,000	4,247,000
Other deposits	986,544,000	894,823,000
Brokered deposits	13,899,000
Short-term advances	41,505,000
Long-term advances	31,104,000
Short-term borrowings		9,000,000
Long-term borrowings		45,415,000
Repurchase agreements	48,944,000	36,256,000
Operating lease obligations	371,000	443,000
Finance lease obligations	3,198,000	3,425,000
Subordinated debentures	12,750,000	12,719,000
Accrued interest payable	$ 2,409,000	$ 1,082,000